Capital Lease	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Capital Lease
(14)	Capital Lease

In July 2011, the Company sold certain newly purchased equipment (“leased assets”) with carrying amount of RMB 91,959 to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. The contract expired in 2016 and the Company paid all lease payments under the contract.

In 2012, the Company sold certain solar power generation equipment with carrying amount of RMB 102,971 to a related party controlled by Yingli Group for cash consideration of RMB 99,000 and simultaneously entered into a eighteen-year contract to lease back the assets from the related party. The remaining useful lives of leased equipment were approximately 25 years.  Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eighteen years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 3,971, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. In 2016, terms of the contract was extended from eighteen years to twenty years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification because the payments were spread over more years.

In August 2013, the Company sold certain machinery and equipment with carrying amount of RMB 99,321 to a related party controlled by Yingli Group for cash consideration of RMB 100,000 and simultaneously entered into an eight-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 8-10 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a profit of approximately RMB 679, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification because the payments were spread over more years.

In June 2014, the Company sold certain machinery and equipment with carrying amount of RMB 109,193 to a related party controlled by Yingli Group for cash consideration of RMB 83,000 and simultaneously entered into a five-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 2-7 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over five years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 26,193, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. For the year ended December 31, 2015, due to lower-than-expected-utilization of the Company’s property, plant and equipment as discussed in note (5), impairment of RMB 11,657 was allocated against the equipment under this sales-leaseback transaction and all unamortized deferred expenses with total amount of RMB 18,786 was recognized immediately in the consolidated statements of comprehensive loss. In 2017, the company failed to repay RMB 42,696 when the payment was due.

Considering the matters mentioned above, the company reclassified all future payment of RMB 72,097 to short-term sales lease back and financing lease payable due to related parties. As of December 31, 2017, total future payments under the agreement was RMB 73,141. In January 2018, the Company signed another agreement with the related party to terminate the sales-leaseback transaction prior to expiry. Pursuant to the terms and conditions in the agreement, the Company paid the related party a consideration of RMB 71,947. The early terminate did not trigger any penalties.

In November 2012, Lixian Yingli leased certain machinery and equipment from a related party controlled by Yingli Group. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2016, the carrying amount of the machinery and equipment related to this capital lease contract is RMB 19,330, and the payable related to this contract is RMB 93,843. In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification because the payments were spread over more years.

Since the Company terminated one sales-leaseback transaction prior to expiry in January 2018, the gross amount of the equipment, related depreciation and impairment charge had been recorded under capital and financing lease were reclassified to normal long-lived assets accordingly in January 2018. As of December 31, 2017 and 2018, the gross amount of the equipment, related depreciation and impairment charge recorded under capital and financing lease are as follows:

	As of year ended December 31,
	2017	2018
	RMB	RMB	US$

Equipment	433,576	350,598	50,992
Less: accumulated depreciation	(158,694)	(111,526)	(16,221)
Impairment on equipment	(145,398)	(124,410)	(18,095)
Net Value	129,484	114,662	16,676

As of December 31, 2018, future minimum payments required under non-cancellable capital and financing lease are:

	RMB	US$
Year ended December 31,
2019	76,013	11,056
2020	50,403	7,331
2021	47,419	6,897
2022	42,535	6,186
2023	31,463	4,576
Thereafter	69,616	10,126
Total minimum lease payments	317,449	46,172
Less: Amount representing interest	46,210	6,722
Present value of net minimum lease payments	271,239	39,450
Current portion	40,239	5,852
Non-current portion	231,000	33,598